Sep. 10, 2021
ARK Next Generation Internet ETF
ARK Next Generation Internet ETF

ARK ETF TRUST

ARK Next Generation Internet ETF (ARKW)

Supplement dated September 10, 2021 to the Prospectus and Summary Prospectuses for the ARK ETF Trust dated November 30, 2020, as supplemented.

This Supplement updates certain information contained in the Prospectus and Summary Prospectuses with respect to the following series of the ARK ETF Trust: ARK Next Generation Internet ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com, or by writing to ARK Investment Management, LLC, 3 East 28th Street, Seventh Floor, New York, New York 10016.

Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

●	The sixth sentence of the third paragraph of the “Summary Information – Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the Fund is hereby deleted and replaced with the following:

The Fund may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust or in other pooled investment vehicles, such as exchange-traded funds domiciled in Canada.

●	The “Summary Information – Principal Risks – Cryptocurrency Risk” section of the Prospectus and Summary Prospectus for the Fund is hereby deleted and replaced with the following:

Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. The Fund may have exposure to bitcoin indirectly through an investment in the Bitcoin Investment Trust (“GBTC”), a privately offered, open-end investment vehicle that invests in bitcoin, or other pooled investment vehicles that invest in bitcoin, such as exchange-traded funds that are domiciled and listed for trading in Canada (“Canadian Bitcoin ETFs”).

Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing.

The market price of bitcoin has been subject to extreme fluctuations. If cryptocurrency markets continue to be subject to sharp fluctuations, investors may experience losses if the value of the Fund’s investments in GBTC or Canadian Bitcoin ETFs decline. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the bitcoin held by GBTC or Canadian Bitcoin ETFs is also susceptible to these risks. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. The Fund’s indirect investment in bitcoin remains subject to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues. Such volatility can adversely affect an investment in the Fund. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of bitcoin and thus the Fund’s investment in GBTC or Canadian Bitcoin ETFs.

As a result of holding an equity instrument with exposure to cryptocurrency, the Fund may trade at a significant premium or discount to NAV.

Please retain this supplement for future reference.